Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contractual Obligations [Line Items]
Accounts payable and accrued liabilities	$ 1,034	$ 1,148
Quebec flow-through expenditure requirements	1,223
Undiscounted lease payments	253
Total	2,510
Within 1 year [Member]
Disclosure Of Contractual Obligations [Line Items]
Accounts payable and accrued liabilities	1,034
Quebec flow-through expenditure requirements	1,223
Undiscounted lease payments	189
Total	2,446
2 to 3 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Accounts payable and accrued liabilities	0
Quebec flow-through expenditure requirements	0
Undiscounted lease payments	64
Total	64
Over 3 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Accounts payable and accrued liabilities	0
Quebec flow-through expenditure requirements	0
Undiscounted lease payments	0
Total	$ 0